Property, Plant and Equipment, Net Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Public Utility, Property, Plant and Equipment, Net [Line Items]
Depreciation and Amortization Rates [Table Text Block]	The average depreciation and amortization rates applied to depreciable utility plant for the years ended December 31 were as follows:

	2015	2014	2013

Electric	3.0%	2.8%	3.3%
Gas	2.9%	2.8%	2.8%

MidAmerican Energy Company [Member]
Public Utility, Property, Plant and Equipment, Net [Line Items]
Public Utility Property, Plant, and Equipment [Table Text Block]
Property, plant and equipment, net consists of the following as of December 31 (in millions):

	Depreciable Life	2015	2014

Utility plant in service:
Generation	20-100 years	$10,404	$9,351
Transmission	52-70 years	1,305	1,142
Electric distribution	20-70 years	3,059	2,933
Gas distribution	28-70 years	1,507	1,432
Utility plant in service		16,275	14,858
Accumulated depreciation and amortization		(5,229)	(4,954)
Utility plant in service, net		11,046	9,904
Nonregulated property, net:
Nonregulated property gross	5-45 years	15	14
Accumulated depreciation and amortization		(5)	(5)
Nonregulated property, net		10	9
		11,056	9,913
Construction work in progress		667	606
Property, plant and equipment, net		$11,723	$10,519

Nonregulated property includes land, computer software and other assets not recoverable for regulated utility purposes.